4. DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets classified as discontinued operations
Accounts receivable, net	¥ 36,194	¥ 47,647
Prepaid expenses and other current assets	2,134	1,246
Inventories	105	979
Total current assets	38,433	49,872
Deferred income tax assets	14,966	42,002
Total non-current assets	14,966	42,002
Total assets	53,399	91,874
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,352	10,916
Total liabilities	¥ 10,352	¥ 10,916